UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00051

SELECTED AMERICAN SHARES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2005

Date of reporting period: December 31, 2005

____________________

ITEM 1. REPORT TO STOCKHOLDERS

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of the Selected Funds recognize the importance of candid, thorough, and regular communication with our shareholders. In our annual and semi-annual reports, we include all of the required quantitative information, such as audited financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution. Also included is a list of positions opened and closed.

In addition, we produce a Research Report for certain funds, which is published semi-annually. In this report, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Research Report either at our website, SelectedFunds.com, or by calling 1-800-243-1575.

Lower Cost Class D Shares

As we previously advised you, effective May 3, 2004, the existing shares of each of the Selected Funds were renamed Class S shares. These shares are appropriate for all shareholders that have chosen to invest in the Selected Funds through an intermediary. A new class of shares, called Class D shares, was created and are appropriate for all shareholders who have chosen to invest directly with Selected Funds rather than through an intermediary. Class D shares are substantially identical to Class S shares with one important exception. The Class D shares’ annual expense ratio is lower, as Class D shares do not incur a 12b-1 fee. As anticipated, the Funds’ Class D shares performed slightly better than Class S Shares in 2005. Selected American’s Class D shares returned 10.19% compared to 9.90% for Class S shares. Selected Special’s Class D shares returned 8.83% compared to 8.45% for Class S shares.

On November 3, 2005, all qualifying shareholder accounts were automatically converted from Class S to Class D shares, unless the shareholder objected to the conversion.

Please carefully read the Selected Funds’ prospectus, dated May 1, 2005, which further describes the Class D shares and note that a minimum account balance of $10,000 in the respective Selected Fund is required to convert from the existing Class S shares to Class D shares. A conversion from one class to another class in the same fund will not be a taxable event. If you qualify and would like your shares to be transferred into the lower cost Class D shares, you should call Selected Funds shareholder services at 1-800-243-1575 Monday through Friday, 9 am to 6 pm Eastern Time.

We thank you for your continued trust. We will do our best to earn it in the years ahead.

Sincerely,

James J. McMonagle Chairman	Christopher C. Davis President

February 3, 2006

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Market Environment

During the year ended December 31, 2005, the stock market, as measured by the Standard & Poor’s 500® Index1, increased by 4.91%. U.S. economic activity, as measured by the inflation-adjusted gross domestic product (“GDP”), increased between 3.3% and 4.1% over each of the first three calendar quarters of the year, and increased by only 1.1% in the fourth quarter. Interest rates, as measured by the 10-year Treasury bond, began 2005 at about 4.2%, ranged as low as 4.0% and ended 2005 at about 4.4%.

Selected American Shares

Performance Overview

Selected American Shares’ Class S shares returned 9.90% for the year ended December 31, 20052, compared to its benchmark, the Standard & Poor’s 500® Index1, which returned 4.91%. The Fund’s Class D shares returned 10.19% over the same period.

Energy companies were the most important contributors3 to the Fund’s performance over the year. Energy companies were also the strongest performing sector of the S&P 500® Index. The Fund benefited both by investing a larger percentage of its assets in energy companies than did the Index, and as a group, the individual energy companies that the Fund owned out-performed the average energy company included in the Index. All of the Fund’s energy companies performed well, with EOG Resources4, Devon Energy, ConocoPhillips, and Occidental Petroleum, all among the top contributors to performance.

The Fund’s largest industry group holdings were in diversified financial companies, insurance companies, and consumer staple companies. All three sectors were important contributors to performance. Moody’s, a diversified financial company, Progressive, Loews, and American International Group, three insurance companies, and Altria, a consumer staples company, were among the Fund’s top contributors to performance. Avon Products (initially purchased in June 2005), a consumer staples company, ranked among the top detractors from performance.

The Fund’s holdings in both consumer discretionary companies and industrial companies detracted from the Fund’s performance for the year. Consumer discretionary companies which were among the top detractors from performance over the year included Comcast, Gannett, and AutoZone. Industrial companies which were among the top detractors from performance included Tyco and United Parcel Services. Lexmark, a technology hardware and equipment company, and Fifth Third Bancorp, a commercial banking company, were also among the top detractors from performance. The Fund no longer owns AutoZone.

The Fund had approximately 9% of its portfolio invested in foreign companies at December 31, 2005. As a group, the foreign companies owned by the Fund out-performed the S&P 500® Index over the year.

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

Selected Special Shares

Performance Overview

Selected Special Shares’ Class S shares returned 8.45% for the year ended December 31, 20052, compared to its benchmark, the Dow Jones Wilshire 5000 Index1, which returned 6.32%. The Board of Directors approved a change in benchmarks to the Russell 3000 Index1, which returned 6.12% for the year ended December 31, 2005. Experience has demonstrated that Selected Special Shares does not often invest in companies with small market capitalizations. Thus, the Board determined that the Russell 3000 Index more closely approximates the companies which the Fund invests in. The Fund’s Class D shares returned 8.83% over the same period.

Consumer discretionary companies represented the Fund’s largest sector investment and were also the most important contributors3 to the Fund’s performance over the year. This sector included both contributors to and detractors from performance. Sears4, Office Depot (initially purchased in March 2005), and Tiffany & Co. were all among the top contributors to performance. 99 Cent Only Stores, AutoZone, and Lear (initially purchased in April 2005) were all among the top detractors from performance. The Fund no longer owns AutoZone and Sears.

Diversified financial companies were important contributors to performance with E*TRADE Financial (initially purchased in March 2005) being the single largest contributor to the Fund’s performance. Groupe Bruxelles was also among the top contributors to performance.

As a group, health care companies were important contributors to performance, but no single holding was a top contributor to performance.

Transocean, an energy company, was among the top contributors to performance.

Industrial companies were the most important detractors from performance. Tyco International and Robbins & Myers (initially purchased in February 2005) were among the Fund’s top detractors from performance.

Calpine, a utilities company, and Covad Communications, a telecommunication services company, were both among the top detractors from performance. The Fund no longer owns Calpine.

The Fund’s portfolio managers have identified a number of investment opportunities in foreign companies. The Fund ended the period with approximately 18% of its portfolio invested in foreign companies. As a group, foreign companies owned by the Fund out-performed the Russell 3000 Index.

____________________________________________________________

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Selected Funds prospectus, which contains more information about investment strategies, risks, fees, and expenses. Please read the prospectus carefully before investing or sending money.

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

Selected American Shares’ investment objective is to achieve both capital growth and income. In the current market environment, we expect that income will be low. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Selected American Shares are: (1) market risk, (2) company risk, (3) foreign country risk, (4) financial services risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Selected Special Shares’ investment objective is capital growth. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Selected Special Shares are: (1) market risk, (2) company risk, (3) small and medium capitalization risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

1       The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I.      The S&P 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

II.     The Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the Index. The Dow Jones Wilshire 5000 is a broad measure of the entire U.S. stock market.

III. The Russell 3000 Index measures the performance of the 3,000 largest companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

2          Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor’s shares may be worth more or less than when purchased. The following tables list the average annual total returns for Class S and Class D shares for the periods ended December 31, 2005.

Fund Name	1 Year	5 Years	10 Years
Selected American Shares S	9.90%	3.48%	12.53%
Selected Special Shares S	8.45%	3.78%	9.41%

Fund Name	1 Year	Inception*
Selected American Shares D	10.19%	11.72%
Selected Special Shares D	8.83%	10.78%

*As of May 3, 2004 all of the Funds’ outstanding shares were reclassified as Class S shares and Class D shares were newly issued. See the prospectus for a description of Class S and Class D shares.

Fund performance changes over time and current performance may be higher or lower than stated. For more current information please call Selected Funds Shareholder Services at 1-800-243-1575.

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

3          A company or sector’s contribution to the Fund’s performance is a product both of its appreciation or depreciation and it’s weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

4       This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists each Fund’s holdings of each company discussed.

Shares of the Selected Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve risks, including possible loss of the principle amount invested.

SELECTED FUNDS

FUND OVERVIEW

SELECTED AMERICAN SHARES, INC.

At December 31, 2005

PIE CHARTS – GRAPHIC OMITTED

Portfolio Makeup		Sector Allocation
(% of Fund Net Assets)%		(% of Long Term Portfolio)%

Common Stock	97.0%	Diversified Financials	16.2%
Short Term Investments,		Insurance	17.1%
Convertible Bonds, Other		Banks	10.7%
Assets, & Liabilities	3.0%	Energy	10.6%
		Other	9.1%
		Food, Beverage, & Tobacco	7.6%
		Food & Staples Retailing	6.2%
		Technology	5.4%
		Capital Goods	4.5%
		Health Care	4.4%
		Media	4.4%
		Materials	3.8%

Top 10 Holdings	Sector	% of Fund Net Assets
American International Group, Inc.	Multi-Line Insurance	4.90%
Altria Group, Inc.	Food, Beverage, & Tobacco	4.88%
American Express Co.	Consumer Finance	4.70%
Tyco International Ltd.	Capital Goods	4.34%
Costco Wholesale Corp.	Food & Staples Retailing	4.14%
JPMorgan Chase & Co.	Diversified Financial Services	4.12%
Golden West Financial Corp.	Thrift & Mortgage Finance	3.29%
Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	3.21%
Progressive Corp. (Ohio)	Property & Casualty Insurance	3.09%
HSBC Holdings PLC	Commercial Banks	2.79%

SELECTED FUNDS

SELECTED AMERICAN SHARES, INC.

Portfolio Activity – January 1, 2005 through December 31, 2005

New Positions Added (01/01/05 - 12/31/05)

(Highlighted positions are those greater than 1.00% of 12/31/05 total net assets)

			% of 12/31/05
		Date of 1st	Fund
Security	Sector	Purchase	Net Assets
Avon Products, Inc.	Household & Personal Products	06/24/05	0.81%
Caremark RX, Inc.	Health Care Equipment & Services	06/28/05	1.22%
China Merchants Holdings International Co., Ltd.	Transportation	02/04/05	0.34%
Commerce Bancorp, Inc.	Commercial Banks	12/09/05	0.50%
Cosco Pacific Ltd.	Transportation	03/16/05	0.25%
Dell Inc.	Technology Hardware & Equipment	12/07/05	0.91%
Harley-Davidson, Inc.	Automobiles & Components	04/13/05	1.40%
Hewlett-Packard Co.	Technology Hardware & Equipment	02/09/05	0.55%
Kuehne & Nagel International AG, Registered	Transportation	05/12/05	0.30%
Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	Telecommunication Services	04/04/05	0.21%
NTL Inc.	Media	05/27/05	0.22%
Telewest Global, Inc.	Telecommunication Services	05/27/05	0.39%
Wal-Mart Stores, Inc.	Food & Staples Retailing	06/24/05	1.89%

Positions Closed (01/01/05 - 12/31/05)

(Gains and losses greater than $10,000,000 are highlighted)

		Date of	Realized
Security	Sector	Final Sale	Gain (Loss)
AutoZone, Inc.	Automotive Retail	10/28/05	$(1,866,748)
Eli Lilly and Co.	Pharmaceuticals & Biotechnology	11/04/05	(11,292,429)
Novartis AG, Registered	Pharmaceuticals & Biotechnology	10/18/05	5,628,357
Providian Financial Corp.	Consumer Finance	07/20/05	(40,041,746)
Rentokil Initial PLC	Commercial Services & Supplies	09/12/05	(5,916,991)
Takefuji Corp.	Consumer Finance	12/13/05	8,210,008

SELECTED FUNDS

SELECTED AMERICAN SHARES, INC.

Class S Fund Performance

Average Annual Total Return		Expense Example
for the Periods ended December 31, 2005			Beginning	Ending	Expenses Paid
			Account Value	Account Value	During Period*
			(07/01/05)	(12/31/05)	(07/01/05-12/31/05)
One Year	9.90%	Actual	$1,000.00	$1,084.23	$4.68
Five Years	3.48%	Hypothetical (5% return
Ten Years	12.53%	before expenses)	$1,000.00	$1,020.72	$4.53

*Expenses are equal to the Class’s annualized expense ratio (0.89%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). See Notes to Performance on page 17 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Selected American Shares, Class S on December 31, 1995. As the chart shows, by December 31, 2005, the value of your investment would have grown to $32,564 - a 225.64% increase on your initial investment. For comparison, look at how the Standard & Poor’s 500® Stock Index did over the same period. With dividend reinvested, the same $10,000 investment would have grown to $23,830 – a 138.30% increase.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Selected American Shares, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

SELECTED FUNDS

SELECTED AMERICAN SHARES, INC.

Class D Fund Performance

Average Annual Total Return		Expense Example
for the Periods ended December 31, 2005			Beginning	Ending	Expenses Paid
			Account Value	Account Value	During Period*
			(07/01/05)	(12/31/05)	(07/01/05-12/31/05)
One Year	10.19%	Actual	$1,000.00	$1,085.69	$3.10
Life of Class (May 3, 2004 through		Hypothetical (5% return
December 31, 2005)	11.72%	before expenses)	$1,000.00	$1,022.23	$3.01

*Expenses are equal to the Class’s annualized expense ratio (0.59%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). See Notes to Performance on page 17 for a description of the “Expense Example”.

$10,000 invested at inception. Let’s say you invested $10,000 in Selected American Shares, Class D on May 3, 2004 (inception of class). As the chart shows, by December 31, 2005, the value of your investment would have grown to $12,019 - a 20.19% increase on your initial investment. For comparison, look at how the Standard & Poor’s 500® Stock Index did over the same period. With dividend reinvested, the same $10,000 investment would have grown to $11,514 – a 15.14% increase.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Selected American Shares, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

SELECTED FUNDS

FUND OVERVIEW

SELECTED SPECIAL SHARES, INC.

At December 31, 2005

PIE CHARTS – GRAPHIC OMITTED

Portfolio Makeup		Sector Allocation
(% of Fund Net Assets)%		(% of Long Term Portfolio)%

Common Stock	98.1%	Retail	14.3%
Short Term Investments,		Diversified Financials	12.3%
Convertible Bonds, Other		Technology	9.9%
Assets, & Liabilities	1.9%	Health Care	8.4%
		Insurance	8.2%
		Capital Goods	6.8%
		Media	6.7%
		Consumer Durables & Apparel	6.5%
		Other	5.9%
		Automobiles & Components	5.2%
		Banks	4.2%
		Materials	3.2%
		Telecommunications	3.2%
		Food, Beverage, & Tobacco	2.9%
		Energy	2.3%

Top 10 Holdings	Sector	% of Fund Net Assets
AutoNation, Inc.	Automotive Retail	3.62%
Lagardere S.C.A.	Media	3.45%
Tiffany & Co.	Specialty Stores	3.10%
Harley-Davidson, Inc.	Automobiles & Components	2.78%
Garmin Ltd.	Consumer Durables & Apparel	2.74%
E*TRADE Financial Corp.	Capital Markets	2.68%
Advanced Auto Parts, Inc.	Automotive Retail	2.68%
Cardinal Health, Inc.	Health Care Equipment & Services	2.65%
Molex Inc., Class A	Technology Hardware & Equipment	2.61%
Brown & Brown, Inc.	Insurance Brokers	2.50%

SELECTED FUNDS

SELECTED SPECIAL SHARES, INC.

Portfolio Activity – January 1, 2005 through December 31, 2005

New Positions Added (01/01/05 - 12/31/05)

(Highlighted positions are those greater than 1.50% of 12/31/05 total net assets)

			% of 12/31/05
		Date of 1st	Fund
Security	Sector	Purchase	Net Assets
Advance Auto Parts, Inc.	Automotive Retail	02/17/05	2.68%
Ambac Financial Group, Inc.	Property & Casualty Insurance	07/01/05	0.90%
American Standard Cos., Inc.	Capital Goods	10/31/05	0.95%
Autoliv, Inc.	Automobiles & Components	05/17/05	1.52%
Blount International, Inc.	Consumer Durables & Apparel	12/21/05	0.35%
E*TRADE Financial Corp.	Capital Markets	03/31/05	2.68%
EchoStar Communications Corp., Class A	Media	09/26/05	0.86%
Expedia, Inc.	Internet Retail	10/07/05	1.61%
First Marblehead Corp.	Consumer Finance	08/22/05	2.09%
Franklin Electric Co., Inc.	Capital Goods	07/20/05	0.93%
Harley-Davidson, Inc.	Automobiles & Components	11/02/05	2.78%
Huntsman Corp.	Materials	02/10/05	0.76%
Iron Mountain, Inc.	Software & Services	01/19/05	1.29%
Lear Corp.	Automobiles & Components	04/18/05	0.81%
Legg Mason, Inc.	Capital Markets	07/01/05	0.98%
Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	Telecommunication Services	04/04/05	0.94%
Molex Inc., Class A	Technology Hardware & Equipment	03/21/05	2.61%
NTL Inc.	Media	07/22/05	0.98%
Office Depot, Inc.	Specialty Stores	03/23/05	2.20%
Pargesa Holding S.A., Bearer Shares	Diversified Financial Services	07/22/05	1.99%
Power Corp. of Canada	Diversified Financial Services	07/22/05	1.82%
Refco, Inc.	Diversified Financial Services	08/10/05	-
Robbins & Myers, Inc.	Capital Goods	02/08/05	2.02%
ServiceMaster Co.	Consumer Services	02/09/05	1.94%
Tenaris S.A., ADR	Energy	09/13/05	0.43%
Toll Brothers, Inc.	Consumer Durables & Apparel	01/10/05	-
Zimmer Holdings, Inc.	Health Care Equipment & Services	12/02/05	0.73%

SELECTED FUNDS

SELECTED SPECIAL SHARES, INC.

Portfolio Activity – January 1, 2005 through December 31, 2005

Positions Closed (01/01/05 - 12/31/05)

(Gains and losses greater than $350,000 are highlighted)

		Date of	Realized
Security	Sector	Final Sale	Gain (Loss)
Applied Materials, Inc.	Semiconductor & Semiconductor Equipment	02/08/05	$193,315
Aramark Corp., Class B	Commercial Services & Supplies	01/14/05	192,222
AutoZone, Inc.	Automotive Retail	10/28/05	307,952
Calpine Corp.	Utilities	12/01/05	(1,499,937)
Compal Electronics, Inc.	Technology Hardware & Equipment	04/22/05	(312,227)
Home Depot, Inc.	Home Improvement Retail	03/04/05	595,417
JPMorgan Chase & Co.	Diversified Financial Services	03/23/05	365,358
McDonald’s Corp.	Consumer Services	03/17/05	701,683
Microsoft Corp.	Software & Services	02/15/05	76,132
Motorola, Inc.	Technology Hardware & Equipment	02/08/05	532,185
Nokia Oyj	Technology Hardware & Equipment	03/22/05	(61,530)
Nokia Oyj, ADR	Technology Hardware & Equipment	04/19/05	283,703
PetroChina Co. Ltd., ADR	Energy	01/14/05	673,255
Premcor Inc.	Energy	01/18/05	1,552,590
Refco, Inc.	Diversified Financial Services	10/18/05	(528,718)
Rentokil Initial PLC	Commercial Services & Supplies	09/12/05	(362,581)
Sears Holdings Corp.	Apparel Retail	11/11/05	1,508,479
Sears Holdings Corp. Put Options	Apparel Retail	09/22/05	44,709
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Semiconductor & Semiconductor Equipment	02/08/05	374,009
Toll Brothers, Inc.	Consumer Durables & Apparel	05/02/05	3,587
Unilever NV, CVA	Food, Beverage, & Tobacco	03/07/05	380
WH Smith PLC	Specialty Stores	01/14/05	(83,011)

SELECTED FUNDS

SELECTED SPECIAL SHARES, INC.

Class S Fund Performance

Average Annual Total Return		Expense Example
for the Periods ended December 31, 2005			Beginning	Ending	Expenses Paid
			Account Value	Account Value	During Period*
			(07/01/05)	(12/31/05)	(07/01/05-12/31/05)
One Year	8.45%	Actual	$1,000.00	$1,071.55	$5.80
Five Years	3.78%	Hypothetical (5% return
Ten Years	9.41%	before expenses)	$1,000.00	$1,019.61	$5.65

*Expenses are equal to the Class’s annualized expense ratio (1.11%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). See Notes to Performance on page 17 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Selected Special Shares, Class S on December 31, 1995. As the chart shows, by December 31, 2005, the value of your investment would have grown to $24,587 - a 145.87% increase on your initial investment. For comparison, the Dow Jones Wilshire 5000 Stock Index and the Russell 3000 Stock Index are also presented on the chart below.

The Dow Jones Wilshire 5000 Stock Index measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the Index. The Dow Jones Wilshire 5000 is a broad measure of the entire U.S. stock market.

The Russell 3000 Stock Index measures the performance of the 3,000 largest companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The performance data for Selected Special Shares, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

SELECTED FUNDS

SELECTED SPECIAL SHARES, INC.

Class D Fund Performance

Average Annual Total Return		Expense Example
for the Periods ended December 31, 2005			Beginning	Ending	Expenses Paid
			Account Value	Account Value	During Period*
			(07/01/05)	(12/31/05)	(07/01/05-12/31/05)
One Year	8.83%	Actual	$1,000.00	$1,072.78	$4.02
Life of Class (May 3, 2004 through		Hypothetical (5% return
December 31, 2005)	10.78%	before expenses)	$1,000.00	$1,021.32	$3.92

*Expenses are equal to the Class’s annualized expense ratio (0.77%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). See Notes to Performance on page 17 for a description of the “Expense Example”.

$10,000 invested at inception. Let’s say you invested $10,000 in Selected Special Shares, Class D on May 3, 2004 (inception of class). As the chart shows, by December 31, 2005, the value of your investment would have grown to $11,853 - a 18.53% increase on your initial investment. For comparison, the Dow Jones Wilshire 5000 Stock Index and the Russell 3000 Stock Index are also presented on the chart below.

The Dow Jones Wilshire 5000 Stock Index measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the Index. The Dow Jones Wilshire 5000 is a broad measure of the entire U.S. stock market.

The Russell 3000 Stock Index measures the performance of the 3,000 largest companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The performance data for Selected Special Shares, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

SELECTED FUNDS

FUND OVERVIEW

SELECTED CAPITAL PREESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND

At December 31, 2005

PIE CHARTS – GRAPHIC OMITTED

Portfolio Makeup		Maturity Diversification
(% of Fund Net Assets)%		(% of Portfolio Holdings)%

Repurchase Agreements, Other		0-30 Days	52.2%
Assets, & Liabilities	39.8%	31-90 Days	14.3%
Federal Home Loan Bank	29.4%	91-180 Days	24.6%
FREDDIE MAC	14.5%	181-397 Days	8.9%
FANNIE MAE	14.1%
Federal Farm Credit Bank	2.2%

*The maturity dates of floating rate securities used in the Maturity Diversification chart are considered to be the effective maturities, based on the reset dates of the securities’ variable rates. See the Fund’s Schedule of Investments for a listing of the floating rate securities.

Expense Example
Class S	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(07/01/05)	(12/31/05)	(07/01/05-12/31/05)
Actual	$1,000.00	$1,015.70	$3.25
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.98	$3.26

Expense Example
Class D	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(07/01/05)	(12/31/05)	(07/01/05-12/31/05)
Actual	$1,000.00	$1,016.43	$2.49
Hypothetical (5% return
before expenses)	$1,000.00	$1,022.74	$2.50

*Expenses are equal to the Fund’s annualized expense ratio (0.64% and 0.49% for Class S and D, respectively), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). See Notes to Performance on page 17 for a description of the “Expense Example”.

SELECTED FUNDS

NOTES TO PERFORMANCE

The following disclosure provides important information regarding the Funds’ Expense Example, which appears in each Class’s Fund Performance section in this Annual Report. Please refer to this information when reviewing the Expense Example for each Class.

Example

As a shareholder of the Fund, you only incur ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is from 07/01/05 to 12/31/05. Please note that the Expense Example is general and does not reflect certain account specific costs, which may increase your total costs of investing in the Fund. If these account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid for on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC.

December 31, 2005

Value
Shares	Security	(Note 1)
COMMON STOCK – (97.02%)

AUTOMOBILES & COMPONENTS – (1.40%)
2,631,500	Harley-Davidson, Inc.	$135,495,935
CAPITAL GOODS – (4.34%)
14,526,264	Tyco International Ltd.	419,227,979
CAPITAL MARKETS – (2.84%)
2,494,060	Ameriprise Financial, Inc.	102,256,460
1,339,355	Julius Baer Holding, Ltd. AG	94,892,851
1,039,864	Morgan Stanley	59,001,883
330,000	State Street Corp.	18,295,200
		274,446,394
COMMERCIAL BANKS – (7.07%)
1,390,000	Commerce Bancorp, Inc.	47,829,900
1,849,000	Fifth Third Bancorp	69,577,870
16,766,092	HSBC Holdings PLC	269,133,931
7,554,759	Lloyds TSB Group PLC	63,495,091
3,696,560	Wells Fargo & Co.	232,254,865
		682,291,657
COMMERCIAL SERVICES & SUPPLIES – (0.86%)
1,241,000	D&B Corp.*	83,097,360
CONSUMER DURABLES & APPAREL – (0.17%)
300,596	Hunter Douglas NV	16,363,159
CONSUMER FINANCE – (4.70%)
8,807,800	American Express Co.	453,249,388
CONSUMER SERVICES – (1.33%)
5,211,000	H&R Block, Inc.	127,930,050
DIVERSIFIED FINANCIAL SERVICES – (8.25%)
4,704,189	Citigroup Inc.	228,294,292
10,010,740	JPMorgan Chase & Co.	397,326,271
2,265,600	Moody’s Corp.	139,153,152
658,000	Principal Financial Group, Inc.	31,208,940
		795,982,655
ENERGY – (10.28%)
4,140,160	ConocoPhillips	240,874,509
3,720,842	Devon Energy Corp.	232,701,459
3,176,200	EOG Resources, Inc.	233,037,794
2,540,800	Occidental Petroleum Corp.	202,959,104
1,188,000	Transocean Inc.*	82,791,720
		992,364,586

Selected Funds

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

December 31, 2005

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

FOOD & STAPLES RETAILING – (6.03%)
8,095,500	Costco Wholesale Corp.	$399,836,745
3,890,000	Wal-Mart Stores, Inc.	182,052,000
		581,888,745
FOOD, BEVERAGE, & TOBACCO – (7.42%)
6,307,500	Altria Group, Inc.	471,296,400
7,406,081	Diageo PLC	107,352,789
2,232,650	Heineken Holding NV	65,605,071
1,304,800	Hershey Co.	72,090,200
		716,344,460
HEALTH CARE EQUIPMENT & SERVICES – (4.31%)
1,610,000	Cardinal Health, Inc.	110,687,500
2,280,500	Caremark Rx, Inc.*	118,107,095
3,714,500	HCA Inc.	187,582,250
		416,376,845
HOUSEHOLD & PERSONAL PRODUCTS – (0.81%)
2,750,000	Avon Products, Inc.	78,512,500
INSURANCE BROKERS – (1.54%)
2,112,700	Aon Corp.	75,951,565
2,304,000	Marsh & McLennan Cos, Inc.	73,175,040
		149,126,605
INTERNET RETAIL – (0.39%)
722,500	Expedia, Inc.*	17,303,875
722,500	IAC/InterActiveCorp*	20,446,750
		37,750,625
LIFE & HEALTH INSURANCE – (0.17%)
400,000	Sun Life Financial Inc.	16,052,000
MATERIALS – (3.68%)
930,600	Martin Marietta Materials, Inc.	71,395,632
3,941,700	Sealed Air Corp.*	221,405,289
924,100	Vulcan Materials Co.	62,607,775
		355,408,696
MEDIA – (4.31%)
9,448,000	Comcast Corp., Special Class A*	242,341,200
483,300	Gannett Co., Inc.	29,273,481
1,282,459	Lagardere S.C.A.	98,689,701
316,200	NTL Inc.*	21,501,600
2,235,400	WPP Group PLC	24,191,392
		415,997,374

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

December 31, 2005

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

MULTI-LINE INSURANCE – (6.82%)
6,929,325	American International Group, Inc.	$472,787,845
1,958,000	Loews Corp.	185,716,300
		658,504,145
PROPERTY & CASUALTY INSURANCE – (6.85%)
3,497	Berkshire Hathaway Inc., Class A*	309,904,140
6,366	Berkshire Hathaway Inc., Class B*	18,687,393
288,400	Chubb Corp.	28,162,260
20,000	Markel Corp.*	6,341,000
2,553,200	Progressive Corp. (Ohio)	298,162,696
		661,257,489
REAL ESTATE – (1.51%)
2,938,388	Centerpoint Properties Trust (b)	145,391,438
REINSURANCE – (1.18%)
1,699,900	Transatlantic Holdings, Inc.	114,233,280
SOFTWARE & SERVICES – (2.83%)
3,575,500	Iron Mountain Inc.*	150,957,610
4,672,000	Microsoft Corp.	121,985,920
		272,943,530
TECHNOLOGY HARDWARE & EQUIPMENT – (2.44%)
2,924,000	Dell Inc.*	87,544,560
1,850,000	Hewlett-Packard Co.	52,965,500
1,573,600	Lexmark International, Inc., Class A*	70,544,488
1,325,000	Nokia Oyj, ADR	24,247,500
		235,302,048
TELECOMMUNICATION SERVICES – (0.72%)
1,537,000	SK Telecom Co., Ltd., ADR	31,185,730
1,600,500	Telewest Global, Inc.*	38,043,885
		69,229,615
THRIFT & MORTGAGE FINANCE – (3.29%)
4,817,600	Golden West Financial Corp.	317,961,600

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

December 31, 2005

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

TRANSPORTATION – (1.48%)
15,320,000	China Merchants Holdings International Co., Ltd.	$33,194,173
13,322,000	Cosco Pacific Ltd.	24,226,035
104,382	Kuehne & Nagel International AG, Registered	29,430,791
740,500	United Parcel Service, Inc., Class B	55,648,575
		142,499,574

Total Common Stock – (identified cost $6,163,543,524)	9,365,229,732

CONVERTIBLE BONDS – (0.21%)

TELECOMMUNICATION SERVICES – (0.21%)
$19,200,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11 (c)
	(identified cost $19,200,000)	20,221,440

SHORT TERM INVESTMENTS – (2.54%)

91,532,000	Banc of America Securities LLC Joint Repurchase Agreement, 4.28%,
	01/03/06, dated 12/30/05, repurchase value of $91,575,529
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.21%-6.50%, 05/01/15-09/01/44, total market
	value $93,362,640)	91,532,000
25,000,000	Fountain Square Comm. Fund, 4.20%, 01/03/06, 144A,
	Commercial Paper (d)	24,994,167
128,686,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 4.28%,
	01/03/06, dated 12/30/05, repurchase value of $128,747,197
	(collateralized by: U.S. Government agency obligations in a pooled
	cash account, 0%-6.625%, 01/30/06-12/20/27, total market
	value $131,259,720)	128,686,000

Total Short Term Investments – (identified cost $245,212,167)	245,212,167

Total Investments – (99.77%) – (identified cost $6,427,955,691) – (a)	9,630,663,339
Other Assets Less Liabilities – (0.23%)	21,915,247
Net Assets – (100.00%)	$9,652,578,586

*Non-Income Producing Security.

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

December 31, 2005

(a)   Aggregate cost for Federal Income Tax purposes is $6,432,156,108. At December 31, 2005 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$3,363,165,025
Unrealized depreciation	(164,657,794)
Net unrealized appreciation	$3,198,507,231

(b)    Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the year ended December 31, 2005. The aggregate fair value of the securities of affiliated companies held by the Fund as of December 31, 2005, amounts to $145,391,438.

Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares December 31, 2004	Gross Additions	Gross Reductions	Shares December 31, 2005	Dividend Income

Centerpoint Properties Trust	2,938,388	–	–	2,938,388	$1,658,132

(c)	Illiquid Security – See Note 8 of the Notes to Financial Statements.

(d)     These securities are subject to Rule 144A. These securities amounted to $24,994,167 or 0.26% of the Fund’s net assets as of December 31, 2005.

See Notes to Financial Statements

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC.

December 31, 2005

Value
Shares	Security	(Note 1)
COMMON STOCK – (98.12%)

AUTOMOBILES & COMPONENTS – (5.11%)
41,200	Autoliv, Inc.	$1,871,304
66,700	Harley-Davidson, Inc.	3,434,383
35,000	Lear Corp.	996,100
		6,301,787
AUTOMOTIVE RETAIL – (6.30%)
76,050	Advance Auto Parts, Inc.*	3,305,133
205,800	AutoNation, Inc.*	4,472,034
		7,777,167
CAPITAL GOODS – (6.76%)
29,400	American Standard Cos, Inc.	1,174,530
29,200	Franklin Electric Co., Inc.	1,151,940
37,100	Hughes Supply, Inc.	1,330,035
122,800	Robbins & Myers, Inc.	2,498,980
600	Tae Young Corp.	42,143
74,300	Tyco International Ltd.	2,144,298
		8,341,926
CAPITAL MARKETS – (3.98%)
158,500	E*TRADE Financial Corp.*	3,306,310
5,600	Julius Baer Holding, Ltd. AG	396,758
10,100	Legg Mason, Inc.	1,208,869
		4,911,937
COMMERCIAL BANKS – (1.95%)
69,900	Commerce Bancorp, Inc.	2,405,259
COMMERCIAL SERVICES & SUPPLIES – (0.43%)
7,900	D&B Corp.*	528,984
CONSUMER DURABLES & APPAREL – (6.49%)
27,100	Blount International, Inc.*	431,703
51,200	Garmin Ltd.	3,386,880
54,177	Hunter Douglas NV	2,949,164
14,300	Mohawk Industries, Inc.*	1,243,814
		8,011,561
CONSUMER FINANCE – (2.09%)
78,400	First Marblehead Corp.	2,576,224
CONSUMER SERVICES – (1.94%)
200,100	ServiceMaster Co.	2,391,195

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. – (Continued)

December 31, 2005

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

DIVERSIFIED FINANCIAL SERVICES – (6.16%)
29,712	Groupe Bruxelles Lambert S.A.	$2,914,335
28,713	Pargesa Holding S.A., Bearer Shares	2,451,656
82,300	Power Corp. of Canada	2,241,488
		7,607,479
ENERGY – (2.23%)
4,600	Tenaris S.A., ADR	526,700
32,000	Transocean Inc.*	2,230,080
		2,756,780
FOOD & STAPLES RETAILING – (0.57%)
14,300	Costco Wholesale Corp.	706,277
FOOD, BEVERAGE, & TOBACCO – (2.87%)
23,625	Heineken Holding NV	694,206
900	Lotte Chilsung Beverage Co., Ltd.	873,423
1,200	Lotte Confectionery Co., Ltd.	1,419,795
6,970	Nong Shim Holdings Co., Ltd.	551,615
		3,539,039
GENERAL MERCHANDISE STORE – (0.95%)
112,600	99 Cents Only Stores*	1,177,796
HEALTH CARE EQUIPMENT & SERVICES – (8.28%)
30,400	AmerisourceBergen Corp.	1,258,560
47,500	Cardinal Health, Inc.	3,265,625
18,380	Fisher Scientific International, Inc.*	1,136,987
32,100	IDEXX Laboratories, Inc.*	2,309,916
32,400	Lincare Holdings Inc.*	1,357,884
13,300	Zimmer Holdings, Inc.*	896,952
		10,225,924
HOUSEHOLD & PERSONAL PRODUCTS – (0.71%)
2,800	Amorepacific Corp.	875,303
INSURANCE BROKERS – (4.24%)
101,200	Brown & Brown, Inc.	3,090,648
67,400	Marsh & McLennan Cos, Inc.	2,140,624
		5,231,272
INTERNET RETAIL – (1.61%)
83,200	Expedia, Inc.*	1,992,640
LIFE & HEALTH INSURANCE – (0.54%)
14,500	AFLAC Inc.	673,090

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. – (Continued)

December 31, 2005

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

MATERIALS – (3.19%)
54,500	Huntsman Corp.*	$938,490
16,800	Sealed Air Corp.*	943,656
32,500	Sigma-Aldrich Corp.	2,054,325
		3,936,471
MEDIA – (6.68%)
39,000	EchoStar Communications Corp., Class A*	1,059,630
55,400	Lagardere S.C.A.	4,263,224
17,700	NTL Inc.*	1,203,600
31,800	WPP Group PLC, ADR	1,715,292
		8,241,746
PROPERTY & CASUALTY INSURANCE – (1.55%)
14,400	Ambac Financial Group, Inc.	1,109,664
11,559	Cincinnati Financial Corp.	515,531
900	Markel Corp.*	285,345
		1,910,540
REINSURANCE – (1.82%)
7,200	Everest Re Group, Ltd.	722,520
22,775	Transatlantic Holdings, Inc.	1,530,480
		2,253,000
SOFTWARE & SERVICES – (3.50%)
37,700	Iron Mountain, Inc.*	1,591,694
97,200	Reynolds & Reynolds Co., Class A	2,728,404
		4,320,098
SPECIALTY STORES – (5.30%)
86,500	Office Depot, Inc.*	2,716,100
100,000	Tiffany & Co.	3,829,000
		6,545,100
TECHNOLOGY HARDWARE & EQUIPMENT – (6.28%)
67,200	Agilent Technologies, Inc.*	2,237,088
51,000	Lexmark International, Inc., Class A*	2,286,330
131,600	Molex Inc., Class A	3,224,200
		7,747,618
TELECOMMUNICATION SERVICES – (2.24%)
555,500	Covad Communications Group, Inc.*	544,390
23,500	SK Telecom Co., Ltd., ADR	476,815
73,400	Telewest Global, Inc.*	1,744,718
		2,765,923

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. – (Continued)

December 31, 2005

		Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

THRIFT & MORTGAGE FINANCE – (2.19%)
40,900	Golden West Financial Corp.	$2,699,400
UTILITIES – (2.16%)
59,400	Sempra Energy	2,663,496

Total Common Stock – (identified cost $92,365,408)	121,115,032

CONVERTIBLE BONDS – (0.94%)

TELECOMMUNICATION SERVICES – (0.94%)
$1,100,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11 (b)
	(identified cost $1,100,000)	1,158,520

SHORT TERM INVESTMENTS – (0.99%)

510,000	Banc of America Securities LLC Joint Repurchase Agreement, 4.28%,
	01/03/06, dated 12/30/05, repurchase value of $510,243
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.21%-6.50%, 05/01/15-09/01/44, total market
	value $520,200)	510,000
716,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 4.28%,
	01/03/06, dated 12/30/05, repurchase value of $716,340
	(collateralized by: U.S. Government agency obligations in a pooled
	cash account, 0%-6.625%, 01/30/06-12/20/27, total market
	value $730,320)	716,000

Total Short Term Investments – (identified cost $1,226,000)	1,226,000

Total Investments – (100.05%) – (identified cost $94,691,408) – (a)	123,499,552
Liabilities Less Other Assets – (0.05%)	(67,386)
Net Assets – (100.00%)	$123,432,166

*Non-Income Producing Security.

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. – (Continued)

December 31, 2005

(a)   Aggregate cost for Federal Income Tax purposes is $97,074,356. At December 31, 2005, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$29,553,114
Unrealized depreciation	(3,127,918)
Net unrealized appreciation	$26,425,196

(b)	Illiquid Security – See Note 8 of the Notes to Financial Statements.

See Notes to Financial Statements

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED CAPITAL PRESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND

December 31, 2005

		Value
Principal	Security	(Note 1)
FANNIE MAE – (14.13%)
$1,300,000	2.125%, 02/10/06	$1,296,868
250,000	5.50%, 02/15/06	250,305
1,900,000	2.25%, 02/28/06	1,894,200
250,000	2.30%, 03/28/06	248,936
2,000,000	2.35%, 04/29/06	1,990,569
1,000,000	2.375%, 05/04/06	993,703
2,000,000	4.20%, 05/09/06 (b)	1,999,861
1,512,000	2.25%, 05/15/06	1,502,609
1,000,000	2.25%, 05/26/06	992,832
1,475,000	3.01%, 06/02/06	1,466,690
1,000,000	1.75%, 06/16/06	989,140
250,000	3.25%, 06/28/06	248,474
1,000,000	1.875%, 07/07/06	988,312
945,000	2.55%, 08/24/06	936,156

	Total FANNIE MAE – (identified cost $15,798,655)	15,798,655

FEDERAL FARM CREDIT BANK – (2.23%)
500,000	1.83%, 04/07/06	496,605
2,000,000	4.23%, 07/14/06 (b)	2,000,000

	Total Federal Farm Credit Bank – (identified cost $2,496,605)	2,496,605

FEDERAL HOME LOAN BANK – (29.37%)
1,000,000	1.75%, 01/12/06	999,484
250,000	3.00%, 01/18/06	249,937
255,000	2.60%, 01/27/06 (c)	254,748
1,250,000	2.50%, 02/24/06	1,246,689
140,000	2.00%, 02/27/06	139,456
1,000,000	2.50%, 03/15/06	996,794
1,000,000	2.125%, 03/24/06	994,778
1,000,000	4.00%, 03/28/06	1,000,000
1,500,000	1.86%, 04/07/06	1,491,521
2,250,000	4.00%, 04/21/06	2,249,711
1,000,000	2.06%, 04/24/06	993,655
2,000,000	3.75%, 04/25/06 (d)	2,000,000
250,000	5.66%, 04/26/06	250,950
250,000	3.125%, 04/28/06	249,612
750,000	2.125%, 05/15/06	743,273

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED CAPITAL PRESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND – (Continued)

December 31, 2005

		Value
Principal	Security	(Note 1)
FEDERAL HOME LOAN BANK – (Continued)
$150,000	4.75%, 05/15/06	$150,076
1,000,000	5.375%, 05/15/06	1,004,327
500,000	3.50%, 05/19/06	497,945
105,000	2.875%, 05/22/06	104,418
400,000	4.30%, 05/22/06	399,751
160,000	4.00%, 05/30/06	159,562
730,000	3.625%, 06/08/06	727,113
200,000	2.03%, 06/30/06	198,263
1,000,000	2.16%, 07/17/06	987,005
200,000	2.01%, 07/21/06	197,234
2,500,000	3.80%, 07/21/06 (d)	2,500,000
20,000	2.075%, 07/28/06	19,688
500,000	2.42%, 07/28/06	495,354
4,000,000	4.15%, 08/02/06 (b)	4,000,000
1,500,000	2.75%, 08/07/06 (d)	1,483,755
50,000	6.745%, 08/16/06	50,776
1,000,000	4.26%, 08/21/06 (b)	999,794
5,000,000	4.094%, 11/09/06 (b)	5,000,000

	Total Federal Home Loan Bank – (identified cost $32,835,669)	32,835,669

FREDDIE MAC – (14.54%)
1,500,000	5.25%, 01/15/06	1,500,810
200,000	5.95%, 01/19/06	200,149
525,000	2.01%, 01/27/06	524,414
1,700,000	2.15%, 02/10/06	1,696,808
50,000	5.90%, 02/14/06	50,119
150,000	2.15%, 02/17/06	149,718
1,000,000	2.25%, 02/17/06	997,953
196,000	2.00%, 02/28/06	195,517
800,000	6.28%, 03/06/06	803,936
730,000	2.32%, 04/28/06	726,183
1,000,000	2.70%, 04/28/06	995,772
1,000,000	2.50%, 05/05/06	993,713
1,000,000	2.18%, 05/12/06	992,054
500,000	2.42%, 05/12/06	496,133
800,000	2.60%, 05/12/06	795,568
1,000,000	2.74%, 05/12/06	994,073
500,000	2.08%, 05/26/06	495,089

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED CAPITAL PRESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND – (Continued)

December 31, 2005

Value
Principal	Security	(Note 1)
FREDDIE MAC – (Continued)

$925,000	6.75%, 05/30/06	$935,094
500,000	2.21%, 06/16/06	494,850
1,000,000	2.00%, 07/07/06	987,995
1,000,000	2.25%, 07/14/06 (c)	987,973
250,000	2.65%, 08/04/06	247,176

	Total FREDDIE MAC – (identified cost $16,261,097)	16,261,097

REPURCHASE AGREEMENTS – (40.01%)

18,597,000	Banc of America Securities LLC Joint Repurchase Agreement, 4.28%,
	01/03/06, dated 12/30/05, repurchase value of $18,605,844
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.21%-6.50%, 05/01/15-09/01/44, total market
	value $18,968,940)	18,597,000
26,146,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 4.28%,
	01/03/06, dated 12/30/05, repurchase value of $26,158,434
	(collateralized by: U.S. Government agency obligations in a pooled
	cash account, 0%-6.625%, 01/30/06-12/20/27, total market
	value $26,668,920)	26,146,000

Total Repurchase Agreements – (identified cost $44,743,000)	44,743,000

Total Investments – (100.28%) – (identified cost $112,135,026) – (a)	112,135,026
Liabilities Less Other Assets – (0.28%)	(312,875)
Net Assets – (100%)	$111,822,151

(a)	Aggregate cost for Federal Income Tax purposes is $112,135,026.

(b)    The interest rates on floating rate securities, shown as of December 31, 2005, may change daily or less frequently and are based on indices of market rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.

(c)	The interest rates on variable rate securities represents the current rate as of December 31, 2005.

(d)    Represents a step-up bond: a bond that pays one coupon rate for an initial period followed by a higher coupon rate.

See Notes to Financial Statements

SELECTED FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

At December 31, 2005

	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES	SELECTED DAILY GOVERNMENT FUND
ASSETS:
Investments in securities, at value* (see accompanying Schedules of Investments):
Unaffiliated companies	$9,485,271,901	$123,499,552	$112,135,026
Affiliated companies	145,391,438	–	–
Cash	83,970	2,647	3,139
Cash–Foreign currencies (cost $10,135)	–	10,155	–
Receivables:
Dividends and interest	14,740,325	108,947	455,862
Capital stock sold	18,506,156	76,272	13,421
Investment securities sold	–	149,167	–
Prepaid expenses	167,866	395	1,053
Total assets	9,664,161,656	123,847,135	112,608,501
LIABILITIES:
Payables:
Capital stock redeemed	4,063,429	99,421	15,035
Investment securities purchased	–	188,650	501,079
Accrued expenses	2,992,720	52,700	46,530
Accrued management fees	4,526,921	74,198	29,256
Distributions payable	–	–	194,450
Total liabilities	11,583,070	414,969	786,350
NET ASSETS	$9,652,578,586	$123,432,166	$111,822,151

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$299,859,931	$2,475,643	$11,182,215
Additional paid-in capital	6,760,659,088	94,558,423	100,639,936
Overdistributed net investment income	(3,039,917)	(1,419,589)	–
Accumulated net realized losses from investments and foreign currency transactions	(607,572,067)	(989,410)	–
Net unrealized appreciation on investments and foreign currency transactions	3,202,671,551	28,807,099	–
Net Assets	$9,652,578,586	$123,432,166	$111,822,151

*Including cost for Unaffiliated companies and Affiliated companies of $6,399,327,512, and $28,628,179 respectively for Selected American Shares. Including cost of $94,691,408 for Selected Special Shares. Including repurchase agreements and cost of $44,743,000 and $112,135,026, respectively for Selected Daily Government Fund.

SELECTED FUNDS

STATEMENTS OF ASSETS AND LIABILITIES – (Continued)

At December 31, 2005

	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES	SELECTED DAILY GOVERNMENT FUND
CLASS S SHARES
Net assets	$7,977,506,591	$68,237,697	$100,383,088
Shares outstanding	198,252,717	5,473,797	100,383,088
Net asset value, offering, and redemption price per share (Net Assets ÷ Shares Outstanding)	$40.24	$12.47	$1.00

CLASS D SHARES
Net assets	$1,675,071,995	$55,194,469	$11,439,063
Shares outstanding	41,635,228	4,428,774	11,439,063
Net asset value, offering, and redemption price per share (Net Assets ÷ Shares Outstanding)	$40.23	$12.46	$1.00

See Notes to Financial Statements

SELECTED FUNDS

STATEMENTS OF OPERATIONS

For the year ended December 31, 2005

	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES	SELECTED DAILY GOVERNMENT FUND
INVESTMENT INCOME (LOSS):
Income:
Dividends:
Unaffiliated companies*	$131,692,388	$1,213,725	$–
Affiliated companies	1,658,132	–	–
Interest	8,621,786	186,684	3,556,996
Security lending fees	525,684	–	–
Total income	142,497,990	1,400,409	3,556,996
Expenses:
Management fees (Note 2)	44,976,597	783,914	332,288
Custodian fees	1,187,390	47,911	22,402
Transfer agent fees:
Class S	5,870,729	91,723	29,004
Class D	359,285	15,857	6,104
Audit fees	54,000	14,400	12,000
Legal fees	88,453	5,579	5,900
Reports to shareholders	740,539	8,739	5,935
Directors’ fees and expenses	412,851	5,809	10,991
Registration and filing fees	251,179	45,050	49,244
Miscellaneous	135,093	10,887	7,921
Payments under distribution plan – Class S (Note 3)	18,264,920	217,393	261,812
Total expenses	72,341,036	1,247,262	743,601
Expenses paid indirectly (Note 6)	(2,541)	(136)	(49)
Reimbursement of expenses by adviser (Note 9)	(650,498)	(38,507)	(12,753)
Net expenses	71,687,997	1,208,619	730,799
Net investment income	70,809,993	191,790	2,826,197

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(44,061,686)	8,767,232	–
Foreign currency transactions	(669,001)	233	–
Option transactions	–	44,710	–
Net increase in unrealized appreciation on investments and foreign currency transactions	806,940,785	569,617	–
Net realized and unrealized gain on investments and foreign currency	762,210,098	9,381,792
Net increase in net assets resulting from operations	$833,020,091	$9,573,582	$2,826,197

*Net of foreign taxes withheld as follows	$3,298,470	$77,722	$–

See Notes to Financial Statements

SELECTED FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the year ended December 31, 2005

	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES	SELECTED DAILY GOVERNMENT FUND
OPERATIONS:
Net investment income	$70,809,993	$191,790	$2,826,197
Net realized gain (loss) from investments, options, and foreign currency transactions	(44,730,687)	8,812,175	–
Net increase in unrealized appreciation on investments and foreign currency transactions	806,940,785	569,617	–
Net increase in net assets resulting from operations	833,020,091	9,573,582	2,826,197

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class S	(54,763,884)	(638,705)	(2,650,082)
Class D	(15,470,036)	(647,142)	(176,115)
Realized gains from investment transactions:
Class S	–	(4,541,272)	–
Class D	–	(3,564,881)	–

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5):
Class S	658,189,804	(23,574,361)	(6,260,347)
Class D	890,627,211	36,784,362	6,475,963

Total increase in net assets	2,311,603,186	13,391,583	215,616

NET ASSETS:
Beginning of year	7,340,975,400	110,040,583	111,606,535
End of year*	$9,652,578,586	$123,432,166	$111,822,151

*Including overdistributed net investment income of	$(3,039,917)	$(1,419,589)	$–

See Notes to Financial Statements

SELECTED FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the year ended December 31, 2004

	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES	SELECTED DAILY GOVERNMENT FUND
OPERATIONS:
Net investment income	$51,263,545	$407,711	$823,862
Net realized gain (loss) from investments and foreign currency transactions	(46,831,433)	4,728,894	–
Net increase in unrealized appreciation on investments and foreign currency transactions	764,724,720	5,967,301	–
Net increase in net assets resulting from operations	769,156,832	11,103,906	823,862

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class S	(46,865,527)	(297,243)	(793,973)
Class D	(5,914,843)	(100,305)	(29,889)
Realized gains from investment transactions:
Class S	–	(3,731,939)	–
Class	–	(745,595)	–
Return of Capital:
Class S	(1,832,879)	–	–
Class D	(231,325)	–	–

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5):
Class S	12,354,275	(10,581,291)	(6,209,091)
Class D	636,424,037	18,739,902	4,963,100

Total increase (decrease) in net assets	1,363,090,570	14,387,435	(1,245,991)

NET ASSETS:
Beginning of year	5,977,884,830	95,653,148	112,852,526
End of year*	$7,340,975,400	$110,040,583	$111,606,535

*Including overdistributed net investment income of	$(2,946,989)	$(26,300)	$–

See Notes to Financial Statements

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Selected Funds (the Funds) consist of Selected American Shares, Inc., (Selected American Shares), Selected Special Shares, Inc., (Selected Special Shares), and the Selected Capital Preservation Trust (the Trust). The Trust consists of the Selected Daily Government Fund. The Funds and Trust are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of financial statements.

Selected American Shares and Selected Special Shares are diversified, professionally managed stock-oriented funds.

Selected Daily Government Fund seeks to provide a high level of current income from short-term money market securities consistent with prudent investment management, preservation of capital and maintenance of liquidity. It invests in U.S. Government Securities and repurchase agreements in respect thereto.

An investment in any of the Funds, as with any mutual fund, includes risks that vary depending upon the fund's investment objectives and policies. There is no assurance that the investment objective of any fund will be achieved. A fund's return and net asset value will fluctuate, although Selected Daily Government Fund seeks to maintain a net asset value of $1.00 per share.

The Class S shares and Class D shares are sold at net asset value. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class’ distribution arrangement), liquidation and distributions.

A. VALUATION OF SECURITIES - Securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities for which market quotations are not readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith by the Board of Directors/Trustees. Short-term obligations are valued at amortized cost, which approximates fair value. These valuation procedures are reviewed and subject to approval by the Board of Directors/Trustees.

B. MASTER REPURCHASE AGREEMENTS - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2005

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

C. CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D. FOREIGN CURRENCY - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

E. FEDERAL INCOME TAXES - It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. At December 31, 2005, Selected Special Shares had post October 2005 losses of approximately $548,000 available to offset future capital gains, if any, which expire in 2014. At December 31, 2005, Selected American Shares had available for federal income tax purposes unused capital loss carryforwards as follows:

SELECTED AMERICAN SHARES
Expiring:
12/31/2009	$67,867,000
12/31/2010	296,227,000
12/31/2011	109,428,000
12/31/2012	63,796,000
12/31/2013	69,420,000
Total	$606,738,000

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2005

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

F. USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G.   INDEMNIFICATION - Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with its service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

H.   SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

I.    DIRECTORS/TRUSTEES FEES AND EXPENSES - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for independent Directors/Trustees that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s/Trustee’s account is based upon years of service and fees paid to each Director/Trustee during the years of service. The amount paid to the Director/Trustee under the plan will be determined based upon the performance of the Selected Funds.

J.    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares, distributions from real estate investment trusts, and distributions in connection with redemption of Fund shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2005, for Selected American Shares, amounts have been reclassified to reflect an increase in overdistributed net investment income of $669,001 and a corresponding decrease in accumulated net realized loss; for Selected Special Shares, amounts have been reclassified to reflect an increase in overdistributed net investment income of $299,232, a decrease in accumulated net realized gain of $1,251,431, and an increase in paid in capital of $1,550,663.

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2005

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

J.	DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – (Continued)

The tax character of distributions paid during the years ended December 31, 2005 and 2004, was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
Selected American Shares
2005	$70,233,920	$–	$–	$70,233,920
2004	52,780,370	–	2,064,204	54,844,574

Selected Special Shares
2005	2,459,874	6,932,126	–	9,392,000
2004	1,271,257	3,603,825	–	4,875,082

Selected Daily Government Fund
2005	2,826,197	–	–	2,826,197
2004	823,862	–	–	823,862

As of December 31, 2005 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES
Undistributed net investment income	$2,195,417	$553,744
Accumulated net realized losses from investments and foreign currency transactions	(606,738,160)	(547,584)
Net unrealized appreciation on investments	3,198,471,133	26,424,153
Total	$2,593,928,390	$26,430,313

NOTE 2 - INVESTMENT ADVISORY FEES

Advisory fees are paid monthly to Davis Selected Advisers, L.P. (the “Adviser”), the Fund’s investment adviser. The rate for Selected American Shares is 0.65% on the first $500 million of average net assets, 0.60% of the average net assets on the next $500 million, 0.55% of the average net assets on the next $2 billion, 0.54% of the average net assets on the next $1 billion, 0.53% of the average net assets on the next $1 billion, 0.52% of the average net assets on the next $1 billion, 0.51% of the average net assets on the next $1 billion, 0.50% of the average net assets on the next $3 billion, and 0.485% of the average net assets in excess of $10 billion. The rate for Selected Special Shares is 0.70% on the first $50 million of average net assets, 0.675% on the next $100 million, 0.65% on the next $100 million, and 0.60% of average net assets in excess of $250 million. Advisory fees paid during the year ended December 31, 2005, approximated 0.54% and 0.69% of average net assets for Selected American Shares and Selected Special Shares, respectively. The rate for the Selected Daily Government Fund is 0.30% of average net assets.

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2005

NOTE 2 - INVESTMENT ADVISORY FEES – (Continued)

Boston Financial Data Services, Inc. ("BFDS") is the Funds’ primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for the year ended December 31, 2005 was $171,110, $9,247, and $2,592 for Selected American Shares, Selected Special Shares, and Selected Daily Government Fund, respectively. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. Certain Directors/Trustees and officers of the Funds are also Directors/Trustees and officers of the general partner of the Adviser.

Davis Selected Advisers – NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. The Funds pay no fees directly to DSA-NY.

NOTE 3 - DISTRIBUTION

For services under the distribution agreement, the Funds’ Class S shares pay a fee of 0.25% of average daily net assets. For the year ended December 31, 2005, Selected American Shares, Selected Special Shares, and Selected Daily Government Fund incurred distribution services fees totaling $18,264,920, $217,393, and $261,812, respectively.

There are no distribution service fees for the Funds’ Class D shares.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) during the year ended December 31, 2005 were as follows:

	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES
Cost of purchases	$1,798,824,026	$63,167,977
Proceeds of sales	$333,607,511	$58,718,177

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2005

NOTE 5 - CAPITAL STOCK

At December 31, 2005, there were 300 million shares of capital stock of Selected American Shares ($1.25 par value per share) authorized. At December 31, 2005, there were 50 million shares of capital stock of Selected Special Shares ($0.25 par value per share) authorized. At December 31, 2005, there were unlimited shares of capital stock of Selected Capital Preservation Trust ($0.10 par value per share) authorized. Transactions in capital stock were as follows:

CLASS S	Year ended December 31, 2005
	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES	SELECTED DAILY GOVERNMENT FUND
Shares sold	50,344,813	725,762	2,938,196
Shares issued in reinvestment of distributions	1,311,849	406,161	2,535,651
	51,656,662	1,131,923	5,473,847
Shares redeemed/transferred out	(34,021,468)	(2,938,463)	(11,734,194)
Net increase (decrease)	17,635,194	(1,806,540)	(6,260,347)

Proceeds from shares sold	$1,903,337,984	$9,179,552	$2,938,196
Proceeds from shares issued in reinvestment of distributions	53,050,957	5,028,076	2,535,651
	1,956,388,941	14,207,628	5,473,847
Cost of shares redeemed/transferred out	(1,298,199,137)	(37,781,989)	(11,734,194)
Net increase (decrease)	$658,189,804	$(23,574,361)	$(6,260,347)

CLASS S	Year ended December 31, 2004
	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES	SELECTED DAILY GOVERNMENT FUND
Shares sold	41,612,398	1,251,817	7,244,394
Shares issued in reinvestment of distributions	1,266,365	320,624	748,379
	42,878,763	1,572,441	7,992,773
Shares redeemed/transferred out	(42,465,137)	(2,466,385)	(14,201,864)
Net increase (decrease)	413,626	(893,944)	(6,209,091)

Proceeds from shares sold	$1,433,572,159	$14,996,979	$7,244,394
Proceeds from shares issued in reinvestment of distributions	45,994,205	3,879,551	748,379
	1,479,566,364	18,876,530	7,992,773
Cost of shares redeemed/transferred out	(1,467,212,089)	(29,457,821)	(14,201,864)
Net increase (decrease)	$12,354,275	$(10,581,291)	$(6,209,091)

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2005

NOTE 5 - CAPITAL STOCK - (Continued)

CLASS D	Year ended December 31, 2005
	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES	SELECTED DAILY GOVERNMENT FUND
Shares sold/transferred in	24,704,407	2,675,227	10,821,010
Shares issued in reinvestment of distributions	343,854	319,160	156,929
	25,048,261	2,994,387	10,977,939
Shares redeemed	(1,894,711)	(135,822)	(4,501,976)
Net increase	23,153,550	2,858,565	6,475,963

Proceeds from shares sold/transferred in	$949,229,022	$34,569,196	$10,821,010
Proceeds from shares issued in reinvestment of distributions	13,902,140	3,948,216	156,929
	963,131,162	38,517,412	10,977,939
Cost of shares redeemed	(72,503,951)	(1,733,050)	(4,501,976)
Net increase	$890,627,211	$36,784,362	$6,475,963

CLASS D	May 3, 2004 (Inception of offering) through December 31, 2004
	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES	SELECTED DAILY GOVERNMENT FUND
Shares sold/transferred in	18,753,501	1,555,774	6,333,859
Shares issued in reinvestment of distributions	155,056	64,217	26,236
	18,908,557	1,619,991	6,360,095
Shares redeemed	(426,879)	(49,782)	(1,396,995)
Net increase	18,481,678	1,570,209	4,963,100

Proceeds from shares sold/transferred in	$645,807,961	$18,546,678	$6,333,859
Proceeds from shares issued in reinvestment of distributions	5,626,979	775,744	26,236
	651,434,940	19,322,422	6,360,095
Cost of shares redeemed	(15,010,903)	(582,520)	(1,396,995)
Net increase	$636,424,037	$18,739,902	$4,963,100

NOTE 6 - EXPENSES PAID INDIRECTLY

Under an agreement with the custodian bank, each Fund’s custodian fees are reduced for earnings on cash balances maintained at the custodian by the Funds. During the year ended December 31, 2005, such reductions amounted to $2,541, $136, and $49 for Selected American Shares, Selected Special Shares, and Selected Daily Government Fund, respectively.

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2005

NOTE 7 - SECURITIES LOANED

Selected American Shares (the “Fund”) has entered into a securities lending arrangement with UBS Financial Services Inc. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, UBS Financial Services Inc. is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of December 31, 2005, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 8 - ILLIQUID SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in Selected American Shares and Selected Special Shares amounted to $20,221,440 and $1,158,520 or 0.21% and 0.94% of the Funds’ net assets, respectively, as of December 31, 2005.

Funds	Security	Acquisition Date	Principal	Units	Cost per Unit	Valuation per Unit as of December 31, 2005
Selected American Shares	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	4/4/05	$19,200,000	192,000	$100.00	$105.32

Selected Special Shares	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	4/4/05	$1,100,000	11,000	$100.00	$105.32

NOTE 9 – PAYMENTS BY AFFILIATES

The Adviser voluntarily reimbursed each Fund for balance earnings credits on certain Fund demand deposit accounts held at BFDS during the period January 1, 2001 to August 31, 2005. These credits were previously retained by BFDS and not transferred to the Funds. The amount paid to Selected American Shares, Selected Special Shares, and Selected Daily Government amounted to $650,498, $38,507, and $12,753, respectively.

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2005

NOTE 10 – OPTION ACTIVITY

Each Fund may purchase or sell options (including “put options”) to pursue its investment objective or for hedging purposes. When selling a put option, the purchaser receives the right to sell, and the writer (the Fund) the obligation to buy, the underlying investment at the exercise price during the option period.

When writing a put option on a security, to secure its obligation to pay for the underlying security, each Fund will deposit, in escrow, liquid assets with a value equal to or greater than the exercise price of the underlying securities. Each Fund therefore foregoes the opportunity of investing the segregated assets. The premium each Fund receives from writing a put option represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, each Fund also assumes the obligation, during the option period, to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. See the Statement of Additional Information for more information concerning the Funds’ use of options.

Options are valued daily based upon the Funds’ valuation procedures (Note 1) and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss upon the expiration or closing of the option transaction. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are reported in the Statement of Operations.

Written put option activity for the year ended December 31, 2005 was as follows:

	Selected Special Shares
	Number of Contracts	Amount of Premiums
Options outstanding as of December 31, 2004	48	$97,233
Options written	–	–
Options closed or expired	(48)	(97,233)
Options exercised	–	–
Options outstanding as of December 31, 2005	–	$–

NOTE 11 – BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Funds had no borrowings outstanding for the year ended December 31, 2005.

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2005

NOTE 12 – LITIGATION MATTERS

On June 2, 2004, a proposed class action lawsuit was filed in the United States District Court for the Southern District of New York on behalf of investors in certain mutual funds (“Funds”) managed by Davis Selected Advisers L.P. (“Davis Advisors”) including the Selected Funds. The plaintiffs claim that Davis Advisors and its affiliates, and the individual directors of the Funds (collectively the “Defendants”) used Fund assets to pay brokers to market the Funds and that the Defendants disguised such payments as brokerage commissions and further failed to disclose such payments in public filings or elsewhere. The lawsuit seeks damages of unspecified amounts. Three substantially identical proposed class action lawsuits were filed against the Defendants later in June and July 2004 in the United States District Court for the Southern District of New York. All four suits were consolidated into a single action. In October 2005, the District Court issued an order dismissing the consolidated amended class action complaint. The plaintiffs subsequently sought a motion for reconsideration, which was denied in November 2005. In December 2005, the plaintiffs filed an appeal with the United States Court of Appeals for the Second Circuit. Davis Advisors believes the actions are without merit and the Defendants intend to vigorously defend the proceedings. Although no determination can be made at this time, the Funds do not expect this lawsuit to have a material adverse effect on the assets or results of the Funds.

SELECTED FUNDS

FINANCIAL HIGHLIGHTS

SELECTED AMERICAN SHARES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS S	Year ended December 31,
	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$36.87	$33.17	$25.51	$30.99	$35.33

Income (Loss) From Investment Operations:
Net Investment Income	0.31	0.26	0.22	0.17	0.14
Net Realized and Unrealized Gains (Losses)	3.34	3.71	7.65	(5.45)	(4.10)
Total From Investment Operations	3.65	3.97	7.87	(5.28)	(3.96)

Dividends and Distributions:
Dividends from Net Investment Income	(0.28)	(0.26)	(0.20)	(0.17)	(0.14)
Distributions from Realized Gains	–	–	–	–	(0.24)
Dividends in Excess of Net Investment Income	–	–	–	–	– [4]
Return of Capital	–	(0.01)	(0.01)	(0.03)	–
Total Dividends and Distributions	(0.28)	(0.27)	(0.21)	(0.20)	(0.38)

Net Asset Value, End of Period	$40.24	$36.87	$33.17	$25.51	$30.99

Total Return[1]	9.90%	11.97%	30.90%	(17.06)%	(11.17)%

Ratios/Supplemental Data:
Net Assets, End of Period (000,000 omitted)	$7,978	$6,660	$5,978	$4,346	$5,565
Ratio of Expenses to Average Net Assets	0.90%	0.92%	0.94%[3]	0.94%[3]	0.94%[3]
Ratio of Net Investment Income to Average Net Assets	0.81%	0.76%	0.80%	0.61%	0.45%
Portfolio Turnover Rate[2]	4%	3%	8%	19%	20%

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[3]	Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 0.93% for 2003, 2002, and 2001.

[4]	Less than $0.005 per share.

See Notes to Financial Statements

SELECTED FUNDS

FINANCIAL HIGHLIGHTS

SELECTED AMERICAN SHARES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS D	Year ended December 31, 2005	May 3, 2004 (Inception of Class) through December 31, 2004

Net Asset Value, Beginning of Period	$36.86	$34.12

Income From Investment Operations:
Net Investment Income	0.41 [4]	0.18
Net Realized and Unrealized Gains	3.35	2.91
Total From Investment Operations	3.76	3.09

Dividends and Distributions:
Dividends from Net Investment Income	(0.39)	(0.34)
Return of Capital	–	(0.01)
Total Dividends and Distributions	(0.39)	(0.35)

Net Asset Value, End of Period	$40.23	$36.86

Total Return[1]	10.19%	9.08%

Ratios/Supplemental Data:
Net Assets, End of Period (000,000 omitted)	$1,675	$681
Ratio of Expenses to Average Net Assets	0.60%[3]	0.65%*
Ratio of Net Investment Income to Average Net Assets	1.11%	1.10%*
Portfolio Turnover Rate[2]	4%	3%

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[3]	Had the Adviser not reimbursed certain expenses, the ratio of expenses to average net assets for 2005 would have been 0.61%.

[4]	Per share calculations were based on average shares outstanding for the period.

*	Annualized.

See Notes to Financial Statements

SELECTED FUNDS

FINANCIAL HIGHLIGHTS

SELECTED SPECIAL SHARES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS S	Year ended December 31,
	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$12.44	$11.70	$8.61	$10.50	$13.68

Income (Loss) From Investment Operations:
Net Investment Income (Loss)	0.02	0.05	(0.04)	(0.04)	(0.02)
Net Realized and Unrealized Gains (Losses)	1.03	1.26	3.60	(1.81)	(1.95)
Total From Investment Operations	1.05	1.31	3.56	(1.85)	(1.97)

Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(0.04)	–	–	–
Distributions from Realized Gains	(0.89)	(0.53)	(0.47)	(0.04)	(1.21)
Total Dividends and Distributions	(1.02)	(0.57)	(0.47)	(0.04)	(1.21)

Net Asset Value, End of Period	$12.47	$12.44	$11.70	$8.61	$10.50

Total Return[1]	8.45%	11.34%	41.40%	(17.62)%	(14.41)%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$68,238	$90,536	$95,653	$59,762	$73,092
Ratio of Expenses to Average Net Assets	1.12%[3]	1.17%	1.21%	1.17%[3]	1.15%[3]
Ratio of Net Investment Income (Loss) to Average Net Assets	0.11%	0.37%	(0.39)%	(0.46)%	(0.20)%
Portfolio Turnover Rate[2]	53%	30%	46%	46%	117%

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3    Had the Adviser not reimbursed certain expenses, the ratio of expenses to average net assets for 2005, 2002, and 2001 would have been 1.16%, 1.21%, and 1.18%, respectively.

See Notes to Financial Statements

SELECTED FUNDS

FINANCIAL HIGHLIGHTS

SELECTED SPECIAL SHARES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS D	Year ended December 31, 2005	May 3, 2004 (Inception of Class) through December 31, 2004

Net Asset Value, Beginning of Period	$12.42	$11.97

Income From Investment Operations:
Net Investment Income	0.05 [4]	0.05
Net Realized and Unrealized Gains	1.04	1.00
Total From Investment Operations	1.09	1.05

Dividends and Distributions:
Dividends from Net Investment Income	(0.16)	(0.07)
Distributions from Realized Gains	(0.89)	(0.53)
Total Dividends and Distributions	(1.05)	(0.60)

Net Asset Value, End of Period	$12.46	$12.42

Total Return[1]	8.83%	8.91%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$55,194	$19,505
Ratio of Expenses to Average Net Assets	0.86%[3]	0.91%*
Ratio of Net Investment Income to Average Net Assets	0.37%	0.86%*
Portfolio Turnover Rate[2]	53%	30%

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[3]	Had the Adviser not reimbursed certain expenses, the ratio of expenses to average net assets for 2005 would have been 0.87%.

[4]	Per share calculations were based on average shares outstanding for the period.

*	Annualized.

See Notes to Financial Statements

SELECTED FUNDS

FINANCIAL HIGHLIGHTS

SELECTED DAILY GOVERNMENT FUND

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS S	Year ended December 31,
	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Income From Investment Operations:
Net Investment Income	0.025	0.007	0.0005	0.013	0.037

Dividends and Distributions:
Distributions from Net Investment Income	(0.025)	(0.007)	(0.005)	(0.013)	(0.037)

Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return[1]	2.57%	0.73%	0.54%	1.32%	3.73%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$100,383	$106,643	$112,853	$116,187	$112,380
Ratio of Expenses to Average Net Assets	0.67%[2]	0.68%	0.67%	0.67%	0.66%
Ratio of Net Investment Income to Average Net Assets	2.54%	0.72%	0.54%	1.30%	3.73%

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.

[2]	Had the Adviser not reimbursed certain expenses, the ratio of expenses to average net assets for 2005 would have been 0.68%.

See Notes to Financial Statements

SELECTED FUNDS

FINANCIAL HIGHLIGHTS

SELECTED DAILY GOVERNMENT FUND

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS D	Year ended December 31, 2005	May 3, 2004 (Inception of Class) through December 31, 2004

Net Asset Value, Beginning of Period	$1.000	$1.000

Income From Investment Operations:
Net Investment Income	0.027	0.007

Dividends and Distributions:
Dividends from Net Investment Income	(0.027)	(0.007)

Net Asset Value, End of Period	$1.000	$1.000

Total Return[1]	2.75%	0.74%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$11,439	$4,963
Ratio of Expenses to Average Net Assets	0.50%	0.44%*
Ratio of Net Investment Income to Average Net Assets	2.71%	1.21%*

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.

*	Annualized.

See Notes to Financial Statements

SELECTED FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors/Trustees

of Selected American Shares, Inc., Selected Special Shares, Inc., and Selected Capital Preservation Trust:

We have audited the accompanying statements of assets and liabilities of Selected American Shares, Inc., Selected Special Shares, Inc., and Selected Daily Government Fund (a series of Selected Capital Preservation Trust), including the schedules of investments, as of December 31, 2005 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Selected American Shares, Inc., Selected Special Shares, Inc., and Selected Daily Government Fund as of December 31, 2005, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Denver, Colorado

February 3, 2006

SELECTED FUNDS

For the Year Ended December 31, 2005 (Unaudited)

Federal Income Tax Information

In early 2006, shareholders will receive information regarding all dividends and distributions paid to them by the Funds during calendar year 2005. Regulations of the U.S. Treasury Department require the Funds to report this information to the Internal Revenue Service.

The information and distributions reported herein may differ from the information reported as distributions taxable to certain shareholders for the calendar year ended 2005 with their 2005 Form 1099-DIV.

Selected American Shares, Inc.

Income dividends paid by the Fund during the calendar year ended 2005 should be multiplied by 100% to arrive at the net amount eligible for the corporate dividend-received deduction.

For the calendar year ended 2005 certain dividends paid by the Fund constitute qualified dividend income for Federal Income Tax purposes. The Fund designates $70,233,920 as qualified dividend income.

Selected Special Shares, Inc.

During the calendar year ended 2005, the Fund declared and paid long-term capital gain distributions in the amount of $6,932,126.

Dividends paid by the Fund during the calendar year ended 2005, which are not designated as capital gain distributions, should be multiplied by 26% to arrive at the net amount eligible for the corporate dividend-received deduction.

For the calendar year ended 2005 certain dividends paid by the Fund constitute qualified dividend income for Federal Income Tax purposes. The Fund designates $1,097,506 as qualified dividend income.

Portfolio Proxy Voting Policies and Procedures

The Funds has adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds’ website at www.selectedfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds’ website at www.selectedfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N–Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available without charge upon request by calling 1-800-243-1575 or on the Funds’ website at www.selectedfunds.com or on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Selected Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until retirement, resignation, death, or removal. Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age 75.

Name and Age	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

William P. Barr (born 5/23/50)	Director	director since 1994	Executive Vice President and General Counsel, Verizon (formerly GTE Corporation before it merged with Bell Atlantic) since July 1994; Attorney General of the United States from August 1991 to January 1993; Deputy Attorney General from May 1990 to August 1991; Assistant Attorney General from April 1989 to May 1990; Partner with the law firm of Shaw, Pittman, Potts & Trowbridge from 1984 to April 1989 and January 1993 to August 1994.	3	None

Floyd A. Brown (born 11/5/30)	Director	director since 1975 (retired 12/31/05)	Retired staff announcer and program host for WGN Radio and Television, Chicago, Illinois; sole proprietor of The Floyd Brown Co., Elgin, Illinois (advertising, media production and mass media marketing).	3	None

Jerome E. Hass (born 6/1/40)	Director	director since 1997	Professor of Finance and Business Strategy, Johnson Graduate School of Management, Cornell University; Consultant, National Economic Research Associates; former Chief of Division of Economic Research of the Federal Power Commission and Special Assistant to James R. Schlesinger at the Executive Office of the President of the United States.	3	None

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS - (Continued)

Name and Age	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors - Continued

Katherine L. MacWilliams (born 1/19/56)	Director	director since 1997	Former Chief Financial Officer, Coors Brewers Limited; former Vice President, International Finance, Coors Brewing Company; former Treasurer, Coors Brewing Company and Adolph Coors Company; former Vice President of Capital Markets for UBS Securities in New York; former member of the Board of International Swaps and Derivatives Association, Inc.	3	None

James J. McMonagle (born 10/1/44)	Director/ Chairman	director since 1990	Chairman of the Selected Funds Board of Directors; Of Counsel to Vorys, Sater, Seymour and Pease LLP (law firm); Formerly Senior Vice President and General Counsel of University Hospitals Health System, Inc. and University Hospitals of Cleveland from 1990 to 2002; Judge of the Court of Common Pleas, Cuyahoga County, Ohio, from 1976 to 1990.	3	None

Richard O'Brien (born 9/12/45)	Director	director since 1996	Retired Corporate Economist for Hewlett-Packard Company; former Chairman of the Economic Advisory Council of the California Chamber of Commerce.	3	Director and past President, Silicon Valley Roundtable; Director, Family Services Agency of San Francisco.

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS - (Continued)

Name and Age	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors - Continued

Marsha Williams (born 3/28/51)	Director	director since 1996	Executive Vice President and Chief Financial Officer of Equity Office Properties Trust (a real estate investment trust); former Chief Administrative Officer of Crate & Barrel (home furnishings retailer); former Vice President and Treasurer, Amoco Corporation (oil & gas company).	15

Director of the Davis Funds (consisting of 12 portfolios); Director, Modine Manufacturing, Inc.(heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

Inside Directors*

Andrew A. Davis (born 6/25/63)	Director	director since 1998	President or Vice President of each Selected Fund and Davis Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	15	Director of the Davis Funds (consisting of 12 portfolios).

Christopher C. Davis (born 7/13/65)	Director	director since 1998	Chief Executive Officer, President or Vice President of each Selected Fund and Davis Fund; Chairman and Chief Executive Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co., a registered broker/dealer.	15	Director of the Davis Funds (consisting of 12 portfolios); Director, Washington Post Co. (newspaper publisher).

*

Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

SELECTED FUNDS

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
William P. Barr	James J. McMonagle
Andrew A. Davis	Chairman
Christopher C. Davis	Christopher C. Davis
Jerome Hass	President
James J. McMonagle	Andrew A. Davis
Katherine L. MacWilliams	Vice President
Richard O’Brien	Kenneth C. Eich
Marsha Williams	Executive Vice President &
Principal Executive Officer
Sharra L. Reed
Investment Adviser	Vice President & Chief Compliance Officer
Davis Selected Advisers, L.P.	Douglas A. Haines
2949 East Elvira Road, Suite 101	Vice President & Principal Accounting Officer
Tucson, Arizona 85706	Thomas D. Tays
Vice President & Secretary
Distributor	Arthur Don
Davis Distributors, LLC	Assistant Secretary
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

Custodian
State Street Bank and Trust Company
c/o The Selected Funds
One Lincoln Street
Boston, Massachusetts 02111

Transfer Agent
Boston Financial Data Services, Inc
c/o The Selected Funds
P.O. Box 8243
Boston, Massachusetts 02266-8243

Counsel
Seyfarth Shaw LLC
55 East Monroe Street, Suite 4200
Chicago, Illinois 60603-5803

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about the Selected Funds including management fee, charges and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge upon request by calling 1-800-243-1575 or on the Funds’ website at www.selectedfunds.com. Quarterly Fact sheets are available on the Funds’ website at www.selectedfunds.com.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Katherine MacWilliams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)

Audit Fees. The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional services rendered for the audits of the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends December 31, 2005 and December 31, 2004 were $47,700 and $45,735, respectively.

(b)

Audit-Related Fees. The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the fund financial statements, but not reported as Audit Fees fore fiscal year ends December 31, 2005 and December 31, 2004 were $0 and $0, respectively.

(c)

Tax Fees. The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advise and tax planning for the fiscal year ends December 31, 2005 and December 31, 2004 were $6,750 and $2,420, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit. These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)

All Other Fees. The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends December 31, 2005 and December 31, 2004 were $0 and $0, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The fund Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The fund Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings. If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(2)	No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of

Rule 2-01 of Regulation S-X.

(f)	Not applicable

(g)

The Funds’ independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended December 31, 2005 and December 31, 2004. The fund has not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)

The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this form N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED AMERICAN SHARES, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: March 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: March 7, 2006

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: March 7, 2006